Assets and Liabilities Held for Sale and Discontinued Operations - Summary of Carrying Amounts of Assets and Liabilities Sold (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Inventories		$ 9,377
Prepaids	$ 6,668	14,486
Other long-term assets	285	1,353
Capital assets (note 4)	5,738	18,791
Right-of-use assets (note 5)	1,850	8,557
Intangible assets (note 6)	4,538	15,492
Total assets	79,219	117,784
Accounts payable and accrued liabilities	9,375	16,835
Current portion of lease liabilities	4,807	6,946
Long-term portion of lease liabilities	19,329	26,506
Total liabilities	115,471	$ 102,772
Discontinued Operations | Plasma Collection Entities
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Accounts receivable	137
Inventories	8,441
Prepaids	21
Other long-term assets	54
Capital assets (note 4)	2,376
Right-of-use assets (note 5)	2,000
Intangible assets (note 6)	1,092
Total assets	14,121
Accounts payable and accrued liabilities	639
Current portion of lease liabilities	665
Long-term portion of lease liabilities	1,968
Total liabilities	3,272
Net assets sold	$ 10,849